CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Selling and marketing CNY	Dec. 31, 2010 Selling and marketing CNY	Dec. 31, 2009 Selling and marketing CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY	Dec. 31, 2009 General and administrative CNY	Dec. 31, 2011 Research and development CNY	Dec. 31, 2010 Research and development CNY	Dec. 31, 2009 Research and development CNY	Dec. 31, 2011 USD USD ($)	Dec. 31, 2011 USD Selling and marketing USD ($)	Dec. 31, 2011 USD General and administrative USD ($)	Dec. 31, 2011 USD Research and development USD ($)
NET REVENUES
- Educational program and services	1,321,141	1,002,458	613,611										$ 209,908
- Software products	348,071	214,663	123,104										55,303
Total net revenues	1,669,212	1,217,121	736,715										265,211
COST OF REVENUES
- Educational program and services	(684,638)	(513,083)	(346,092)										(108,778)
- Software products	(30,694)	(13,721)	(10,750)										(4,877)
Total cost of revenues	(715,332)	(526,804)	(356,842)										(113,655)
GROSS PROFIT	953,880	690,317	379,873										151,556
Operating expenses:
Selling and marketing	(353,425)	(235,683)	(127,688)										(56,154)
General and administrative	(329,913)	(220,602)	(136,466)										(52,418)
Research and development	(39,541)	(27,553)	(16,968)										(6,282)
Impairment loss	(25,336)												(4,025)
Total operating expenses	(748,215)	(483,838)	(281,122)										(118,879)
OPERATING INCOME	205,665	206,479	98,751										32,677
OTHER INCOME (EXPENSE)
Interest expenses	(31,354)	(20,942)	(13,184)										(4,982)
Interest income	6,751	10,238	6,157										1,073
Foreign exchange losses, net	(5,343)	(3,711)	(591)										(849)
Other income, net	2,312	2,275	3,488										367
INCOME BEFORE INCOME TAX, NON-CONTROLLING INTEREST, AND DISCONTINUED OPERATIONS	178,031	194,339	94,621										28,286
Income tax expense	(42,231)	(37,635)	(2,772)										(6,710)
INCOME FROM CONTINUING OPERATIONS	135,800	156,704	91,849										21,576
Income (loss) from and (loss) on sale of discontinued operations, net of income tax	(119,581)	54,995	46,172										(19,000)
NET INCOME	16,219	211,699	138,021										2,576
Non-controlling interest	4,966	4,333	215										789
NET INCOME ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	21,185	216,032	138,236										3,365
Preferred shares redemption value accretion		(94,209)	(157,877)
Allocation of net income to participating preferred shareholders		(55,534)	(93,611)
NET INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	21,185	66,289	(113,252)										3,365
Net income (loss) from continuing operations per share-basic (in CNY and dollars per share)	0.98	0.13	(4.07)										$ 0.16
Net income (loss) from continuing operations per share-diluted (in CNY and dollars per share)	0.94	0.14	(4.07)										$ 0.15
Net income (loss) from discontinued operations per share-basic (in CNY and dollars per share)	(0.84)	0.64	1.18										$ (0.13)
Net income (loss) from discontinued operations per share-diluted (in CNY and dollars per share)	(0.79)	0.49	1.18										$ (0.13)
Weighted average shares used in calculating basic net income (loss) per share (in shares)	142,939,038	85,551,412	39,193,092										142,939,038
Weighted average shares used in calculating diluted net income (loss) per share (in shares)	150,432,812	112,122,045	39,193,092										150,432,812
Share-based compensation expense included in:
Share-based compensation expense	33,348	34,214	13,531	7,286	7,204	4,411	25,220	26,029	8,640	842	981	480	$ 5,299	$ 1,158	$ 4,007	$ 134